Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2019	Sep. 30, 2018
Western and Southern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%
Long-term growth rate of net operating cash flows	1.80%
Northern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.40%	9.10%
Long-term growth rate of net operating cash flows	1.80%	2.00%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.90%	8.90%
Long-term growth rate of net operating cash flows	2.00%	2.00%
France
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		8.60%
Long-term growth rate of net operating cash flows		1.70%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.00%	10.90%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.90%	10.20%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.K.
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		8.10%
Long-term growth rate of net operating cash flows		1.90%
U.K. and Australia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.90%
Long-term growth rate of net operating cash flows	1.90%
Central and Eastern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%
Long-term growth rate of net operating cash flows	1.50%
ECS
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		9.00%
Long-term growth rate of net operating cash flows		2.00%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	21.40%	19.10%
Long-term growth rate of net operating cash flows	2.00%	2.00%